SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash	$ 88.6	$ 95.3	$ 9.7	$ 7.2
Other current assets	32.9	23.3
Total current assets	413.2	301.0
Deferred income taxes	12.2	3.0
Total assets	725.4	548.4
Current liabilities
Accounts payable and accrued liabilities	110.4	109.6
Total liabilities	326.3	304.8
Shareholders' equity
Total shareholders' equity	399.1	243.6	146.1	142.7
Total liabilities and shareholders’ equity	725.4	548.4
Parent company
Current assets
Cash	1.1	1.3	0.4	0.1
Other current assets	0.1	0.2
Total current assets	1.2	1.5
Note receivable from subsidiary	43.5	36.4
Investment in subsidiary	384.8	233.0
Deferred income taxes	2.1	1.0
Total assets	431.6	271.9
Current liabilities
Accounts payable and accrued liabilities	0.2	0.9
Due to subsidiary	32.3	27.4
Total liabilities	32.5	28.3
Shareholders' equity
Share capital	112.6	106.1
Contributed surplus	9.2	4.5
Retained earnings	277.3	133.0
Total shareholders' equity	399.1	243.6	$ 146.1	$ 142.7
Total liabilities and shareholders’ equity	$ 431.6	$ 271.9